Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.5% of Net Assets
	Australia — 4.0%
26,340	WiseTech Global Ltd.	$1,093,382
	Belgium — 2.0%
10,027	Anheuser-Busch InBev SA	555,858
	Brazil — 9.8%
388,519	Ambev SA, ADR	1,002,379
1,320	MercadoLibre, Inc.(a)	1,673,602
		2,675,981
	Canada — 2.7%
13,447	Shopify, Inc., Class A(a)	733,803
	China — 25.5%
4,250	Alibaba Group Holding Ltd., ADR(a)(b)	368,645
5,194	Baidu, Inc., ADR(a)	697,814
70,200	Budweiser Brewing Co. APAC Ltd.(b)(c)	137,958
4,000	Kweichow Moutai Co. Ltd., Class A	992,982
4,497	NXP Semiconductors NV	899,040
30,100	Tencent Holdings Ltd.(b)	1,166,794
30,067	Trip.com Group Ltd., ADR(a)(b)	1,051,443
50,489	Vipshop Holdings Ltd., ADR(a)(b)	808,329
15,236	Yum China Holdings, Inc.	848,950
		6,971,955
	Denmark — 6.8%
20,528	Novo Nordisk AS, Class B	1,869,099
	France — 4.9%
3,090	EssilorLuxottica SA	537,492
7,869	Sodexo SA	810,094
		1,347,586
	Germany — 3.3%
6,916	SAP SE	895,221
	Japan — 3.7%
30,200	FANUC Corp.	785,424
6,400	Unicharm Corp.	226,290
		1,011,714
	Macau — 1.0%
44,000	Galaxy Entertainment Group Ltd.	263,279
	Netherlands — 3.7%
1,346	Adyen NV(a)(c)	997,970
Shares	Description	Value (†)
	Switzerland — 4.9%
8,122	CRISPR Therapeutics AG(a)	$368,657
9,568	Novartis AG, (Registered)	977,167
		1,345,824
	United Kingdom — 6.3%
8,068	Diageo PLC	297,452
11,825	Reckitt Benckiser Group PLC	833,908
12,067	Unilever PLC	597,405
		1,728,765
	United States — 18.9%
11,698	ARM Holdings PLC, ADR(a)	626,077
9,144	Block, Inc.(a)	404,713
17,267	Doximity, Inc., Class A(a)	366,406
22,214	Experian PLC	726,566
8,493	Nestle SA, (Registered)	961,374
3,208	Roche Holding AG	875,787
4,756	Tesla, Inc.(a)	1,190,046
		5,150,969
	Total Common Stocks (Identified Cost $30,712,625)	26,641,406

Principal Amount
Short-Term Investments — 3.1%
$844,801	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $844,977 on 10/02/2023 collateralized by $868,300 U.S. Treasury Note, 4.375% due 8/15/2026 valued at $861,752 including accrued interest(d) (Identified Cost $844,801)	844,801
	Total Investments — 100.6% (Identified Cost $31,557,426)	27,486,207
	Other assets less liabilities — (0.6)%	(169,177)
	Net Assets — 100.0%	$27,317,030

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$1,135,928 or 4.2% of net assets.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,093,382	$—	$1,093,382
Belgium	—	555,858	—	555,858
China	4,674,221	2,297,734	—	6,971,955
Denmark	—	1,869,099	—	1,869,099
France	—	1,347,586	—	1,347,586
Germany	—	895,221	—	895,221
Japan	—	1,011,714	—	1,011,714
Macau	—	263,279	—	263,279
Netherlands	—	997,970	—	997,970
Switzerland	368,657	977,167	—	1,345,824
United Kingdom	—	1,728,765	—	1,728,765
United States	2,587,242	2,563,727	—	5,150,969
All Other Common Stocks(a)	3,409,784	—	—	3,409,784
Total Common Stocks	11,039,904	15,601,502	—	26,641,406
Short-Term Investments	—	844,801	—	844,801
Total Investments	$11,039,904	$16,446,303	$—	$27,486,207

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Pharmaceuticals	13.6%
Beverages	10.9
Hotels, Restaurants & Leisure	10.8
Broadline Retail	10.4
Software	7.3
Interactive Media & Services	6.9
Semiconductors & Semiconductor Equipment	5.6
Financial Services	5.2
Automobiles	4.4
Household Products	3.8
Food Products	3.5
Machinery	2.9
IT Services	2.7
Professional Services	2.7
Personal Care Products	2.2
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	2.6
Short-Term Investments	3.1
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%

Currency Exposure Summary at September 30, 2023 (Unaudited)
United States Dollar	43.5%
Euro	16.1
Swiss Franc	10.3
Danish Krone	6.8
British Pound	6.8
Hong Kong Dollar	5.8
Australian Dollar	4.0
Japanese Yen	3.7
Yuan Renminbi	3.6
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%